Share-Based Compensation and Long Term Incentive Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Share-based compensation.
Share-Based Compensation and Long Term Incentive Plan

8. Share-Based Compensation and Long Term Incentive Plan

Share-Based Compensation

The Company recorded $33,000 and $6,000 of compensation expense  associated with restricted stock units (RSUs) during the three months ended June 30, 2010 and 2011, respectively, which have been included in selling, general and administrative expense on the accompanying condensed consolidated statements of operations. The Company recorded $109,000 and $46,000 of compensation expense associated with the restricted stock units (RSUs) during the six months ended June 30, 2010 and 2011, respectively, which have been included in selling, general and administrative expense on the accompanying condensed consolidated statements of operations.

As of December 31, 2010, and June 30, 2011, there was no unrecognized compensation cost, related to non-vested stock options granted. The closing price of a share of the Company’s common stock, which is used to calculate the RSU liability, was $2.62 on December 31, 2010, and $1.91 on June 30, 2011. As of December 31, 2010, and June 30, 2011, there was unrecognized compensation cost, related to non-vested RSUs granted, in the amount of $375,000 and $156,000, respectively, using the aforementioned stock prices. Actual compensation costs recognized in future periods may vary based upon fluctuations in stock price and forfeitures.

The Company did not issue cash settlements related to the RSUs during either of the three or six months ended June 30, 2010 and 2011.

Long Term Incentive Plan

In the second quarter of 2009, the Company granted Long Term Incentive Compensation Agreements (“LTI Agreements”) to each vice president, senior vice president, executive vice president and president of the Company.  The target award under each LTI Agreement is a percentage of the employee’s base salary and ranges from $26,000 to $469,000.  Of each grant, 50% is an Employment Award (as defined under the LTI Agreements) and 50% is a Performance Award (as defined under the LTI Agreements).  The Employment Award will vest and be settled in cash on August 31, 2011, subject to earlier pro rata settlement as provided in the LTI Agreement.  A portion of the Performance Award vested on December 31, 2010, and was subsequently settled in the first quarter of 2011, and the remaining 50% may vest and be settled on December 31, 2011, in accordance with the Company performance criteria concerning adjusted EBITDA and cash flow and subject to earlier pro rata settlement as provided in the LTI Agreement. Early settlement is provided in the case of involuntary termination of employment without cause on or after January 1, 2010, death or disability.  Potential payouts under the Performance Awards depend on achieving 90% or higher of a target threshold and range from 0% to 150% of the target award.  The Company’s Compensation  Committee has the ability to increase or decrease the payout based on an assessment of demographics achieved, relative market conditions and management of expenses.

The Company did not achieve the two-year EBITDA target but did obtain 91% achievement of the two-year Cash Flow target at December 31, 2010.  The Company settled the Cash Flow target during first quarter of 2011 in the amount of $157,000.

In the first quarter of 2010, the Company granted LTI Agreements to each vice president, senior vice president, executive vice president and president of the Company.  The target award under each LTI Agreement is a percentage of the employee’s base salary and ranges from $25,000 to $536,000.  Of each grant, 50% is an Employment Award and 50% is a Performance Award.  The Employment Award will vest on August 31, 2012, and be settled in cash within 30 days thereafter, subject to earlier pro rata settlement as provided in the LTI Agreement.  The Performance Award will vest on December 31, 2012, if the performance criteria are achieved, and be settled in cash the later of 30 days thereafter or 15 days after the Company issues its audited financials for 2012, but by no later than March 15, 2013. Vesting of the Performance Award  will be determined in accordance with the Company performance criteria concerning adjusted EBITDA and cash flow and subject to earlier pro rata settlement as provided in the LTI Agreement. Early settlement is provided in the case of involuntary termination of employment without cause on or after January 1, 2011, death or disability.  Potential payouts under the Performance Awards depend on achieving 90% or higher of a target threshold and range from 0% to 150% of the target award.  The Company’s Compensation Committee has the ability to increase or decrease the payout based on an assessment of demographics achieved, relative market conditions and management of expenses.

In the second quarter of 2011, the Company granted LTI Agreements to each vice president, senior vice president, executive vice president and president of the Company.  The target award under each LTI Agreement is a percentage of the employee’s base salary and ranges from $23,000 to $550,000.  Of each grant, 50% is an Employment Award and 50% is a Performance Award.  The Employment Award will vest on August 31, 2013, and be settled in cash within 30 days thereafter, subject to earlier pro rata settlement as provided in the LTI Agreement.  The Performance Award will vest on December 31, 2013, if the performance criteria are achieved, and be settled in cash the later of 30 days thereafter or 15 days after the Company issues its audited financials for 2013, but by no later than March 15, 2014. Vesting of the Performance Award  will be determined in accordance with the Company performance criteria concerning adjusted EBITDA and cash flow and subject to earlier pro rata settlement as provided in the LTI Agreement. Early settlement is provided in the case of involuntary termination of employment without cause on or after January 1, 2012, death or disability.  Potential payouts under the Performance Awards depend on achieving 90% or higher of a target threshold and range from 0% to 150% of the target award.  The Company’s Compensation Committee has the ability to increase or decrease the payout based on an assessment of demographics achieved, relative market conditions and management of expenses.

The Company recorded $288,000 and $503,000 of expense included in selling, general and administrative expense in the accompanying consolidated statement of operations for the three months ended June 30, 2010 and 2011,  related to these agreements. The Company recorded $716,000 and $867,000 of expense included in selling, general and administrative expense in the accompanying consolidated statement of operations for the six months ended June 30, 2010 and 2011,  respectively, related to these agreements. Additionally, the $1.9 million and $2.5 million liability for these agreements was included in accounts payable and accrued liabilities in the accompanying consolidated balance sheets at December 31, 2010 and June 30, 2011, respectively.

14. Share-based compensation

Crown Media Holdings has one stock option plan, the Amended and Restated Crown Media Holdings, Inc. 2000 Long Term Incentive Plan (the "Plan"). The Plan covers three types of share-based compensation: Stock Options, Restricted Stock Units ("RSU") and Share Appreciation Rights ("SAR").

Stock-based compensation

The Company recorded $1.1 million and $324,000 of compensation expense associated with the employment and performance RSUs during the years ended December 31, 2008 and 2010, respectively, which has been included in selling, general and administrative expense on the accompanying consolidated statements of operations. The Company recorded $269,000 of compensation benefit associated with the employment and performance RSUs during the year ended December 31, 2009, which has been included in selling, general and administrative expense on the accompanying consolidated statements of operations. These awards are included as liabilities in accounts payable and accrued liabilities in the accompanying consolidated balance sheets due to the Company's history of settling these awards in cash.

As of December 31, 2009 and 2010, there was no unrecognized compensation cost, related to non-vested stock options granted to the Company's employees. The closing price of a share of the Company's common stock was $1.45 on December 31, 2009 and $2.62 on December 31, 2010, which is used to calculate the year end RSU and SAR liabilities. As of December 31, 2009 and 2010, there was unrecognized compensation cost, related to non-vested RSUs granted to the Company's directors, in the amount of $190,000 and $375,000, respectively, using the aforementioned stock prices. Actual compensation costs recognized in future periods may vary based upon fluctuations in stock price and forfeitures.

General stock option information

Crown Media Holdings may grant options for up to 10.0 million shares under the Plan. The stock options expire 10 years from the date of grant and generally vest over service periods that range from date of grant to four years. Certain option and share awards provide for accelerated vesting if there is a change in control (as defined in the Plan).

There were no stock option grants in 2008, 2009 and 2010.

A summary of the status of the Company's Stock Option Plan at December 31, 2009 and 2010, and changes during the years then ended is presented below:

	Shares (in thousands)	Exercise price per option	Weighted- average exercise price per option	Weighted- average remaining contractual term in years	Aggregate intrinsic value

Balance, December 31, 2008	341		$11.60	2.51	$0.00
Options cancelled	(254)	$8.94 - 16.38	$10.81

Balance, December 31, 2009	87		$13.89	1.51	$0.00
Options cancelled	(22)	$12.50 - 16.38	$14.09

Balance, December 31, 2010	65		$13.82	0.82	$0.00

Exercisable	65		$13.82	0.82	$0.00

General restricted stock unit information

The Company's restricted stock units ("RSUs") vest based on employment, performance and market conditions. Certain RSUs vest either in one-third increments on the anniversary of the grant date in each of the three years following the grant or all at one time on the third year anniversary of the grant date, in both cases based on continuing employment ("Employment RSUs"). The Company's RSUs are settled in either common stock or cash as determined by the Company's Board of Directors. The Company has historically settled the RSUs in cash, and considering such past practices, has classified its RSUs as liability awards for accounting purposes.

We recognize compensation cost, net of estimated forfeitures, over the vesting term and include changes in fair value at each reporting period.

The following table shows the cash settlements for each of the following years ending December 31:

(In thousands)	Settlement amount

2008	$3,848
2009	1,499
2010	163

Total	$5,510

The Company granted 52,129 RSUs in August 2008 to members of its Board of Directors who were not employees of the Company or Hallmark Cards and its subsidiaries. These RSUs are part of the compensation of directors consisting of the annual grant of RSUs valued at $40,000.

Additionally, the Company granted 147,540 RSUs in August 2009 to members of its Board of Directors who were not employees of the Company or Hallmark Cards and its subsidiaries. These RSUs are part of the compensation of directors consisting of the annual grant of RSUs valued at $45,000.

Additionally, the Company granted 125,581 RSUs in August 2010 to members of its Board of Directors who were not employees of the Company or Hallmark Cards and its subsidiaries. These RSUs are part of the compensation of directors consisting of the annual grant of RSUs valued at $45,000.

Board of Directors RSUs	Units	Weighted- average remaining contractual term in years

Nonvested Balance, December 31, 2008	88,667	2.02
Units issued	147,540
Units settled in cash	(44,215)

Nonvested Balance, December 31, 2009	191,992	2.35
Units issued	125,581
Units settled in cash	(76,255)

Nonvested Balance, December 31, 2010	241,318	2.08

Chief Executive Officer ("CEO") share appreciation rights agreement

Under Share Appreciation Rights Agreement dated October 3, 2006, the Company agreed to grant stock appreciation rights ("SARs") to the then CEO upon occurrence of certain events. The then CEO terminated his employment in May 2009 and his SARs were forfeited at that time.

Prior to the CEO's termination, the fair value of the CEO's SAR grant was estimated at each reporting date using a Monte Carlo Lattice option pricing model. Valuation of this SAR grant was based upon market and service conditions. The Company recorded $1.2 million and $247,000 in compensation benefit related to SARs for the years ended December 31, 2008 and 2009, respectively, on the Company's consolidated statement of operations as a component of selling, general and administrative expense.